Contract Liabilities	12 Months Ended
Dec. 31, 2025
Contract Liabilities [Abstract]
CONTRACT LIABILITIES
21.	CONTRACT LIABILITIES

	As of December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Media and advertising and marketing services	658	378	373
Hotel operation, hospitality and VIP services	151	186	219
	809	564	592

Contract liabilities carried forward from each of January 1 are recognized as revenue during the next reporting period.